Summary of Option Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Equity [Abstract]
Range of exercise price lower range limit	$ 0.39	$ 0.39
Range of exercise price upper range limit	$ 1.48	$ 1.38
Number of Options Outstanding | shares		669,000
Weighted Average Remaining Contractual Life (in years)	2 years 6 months 25 days	1 year 9 months 29 days
Weighted Average Exercise Price, Options Outstanding		$ 0.66
Number of Options Exercisable | shares		666,500
Weighted Average Exercise Price, Options Exercisable		$ 0.65
Number Outstanding	689,000	669,000
Weighted Average Exercise Price	$ 0.77	$ 0.66
Number Exercisable	539,000	666,500
Weighted Average Exercisable Exercise Price	$ 0.57	$ 0.65